Carrying Value and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 61,935	$ 47,847	$ 49,799
Restricted cash	21	2,805
Loans receivable, net, carrying amount	1,154	1,322
Stock, carrying amount		800
LIABILITIES
Common stock warrant liability, carrying amount	5,600	9,300	$ 2,350	$ 1,403
Liabilities, estimated fair value
Common stock warrant liability, estimated fair value	5,600	9,300
Significant Unobservable Inputs (Level 3)
Liabilities, estimated fair value
Common stock warrant liability, estimated fair value	5,600	9,300
Continuing Operations
ASSETS
Cash and cash equivalents	61,935	47,847
Restricted cash	21	2,805
LIABILITIES
Common stock warrant liability, carrying amount	5,600	9,300
Continuing Operations | Quoted Prices in Active Markets (Level 1)
Assets, estimated fair value
Cash and cash equivalents, estimated fair value	61,935	47,847
Restricted cash	21	2,805
Continuing Operations | Significant Unobservable Inputs (Level 3)
Liabilities, estimated fair value
Common stock warrant liability, estimated fair value	5,600	9,300
Continuing Operations | Other Noncurrent Assets
ASSETS
Loans receivable, net, carrying amount	1,236	1,407
Stock, carrying amount		800
Continuing Operations | Other Noncurrent Assets | Significant Unobservable Inputs (Level 3)
Assets, estimated fair value
Loans receivable, net, estimated fair value	1,236	1,400
Stock, estimated fair value		4,000
Discontinued Operations
ASSETS
Cash and cash equivalents	1,032	172
LIABILITIES
Lines of credit, carrying amount	1,000	500
Long-term debt, carrying amount	13,600	17,200
Discontinued Operations | Quoted Prices in Active Markets (Level 1)
Assets, estimated fair value
Cash and cash equivalents, estimated fair value	1,032	172
Discontinued Operations | Significant Unobservable Inputs (Level 3)
Liabilities, estimated fair value
Lines of credit, estimated fair value	1,000	500
Long-term debt, estimated fair value	$ 13,592	$ 17,200